CONDENSED STATEMENTS OF CHANGES IN SHAREHOLDERS’ DEFICIT - USD ($)	Class A Ordinary Shares	Class B Ordinary Shares	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at Dec. 31, 2023	$ 575	$ 0	$ 0	$ (18,540,527)	$ (18,539,952)
Balance (in Shares) at Dec. 31, 2023	5,749,998	2
Remeasurement of Class A ordinary shares subject to possible redemption value				(9,927,041)	(9,927,041)
Net income (loss)				8,205,527	8,205,527
Balance at Dec. 31, 2024	$ 575	$ 0	0	(20,262,041)	(20,261,466)
Balance (in Shares) at Dec. 31, 2024	5,749,998	2
Remeasurement of Class A ordinary shares subject to possible redemption value				(1,122,811)	(1,122,811)
Net income (loss)				559,864	559,864
Balance at Mar. 31, 2025	$ 575	$ 0	0	(20,824,988)	(20,824,413)
Balance (in Shares) at Mar. 31, 2025	5,749,998	2
Balance at Dec. 31, 2024	$ 575	$ 0	0	(20,262,041)	(20,261,466)
Balance (in Shares) at Dec. 31, 2024	5,749,998	2
Net income (loss)					407,633
Balance at Jun. 30, 2025	$ 575	$ 0	0	(22,316,235)	(22,315,660)
Balance (in Shares) at Jun. 30, 2025	5,749,998	2
Balance at Dec. 31, 2024	$ 575	$ 0	0	(20,262,041)	(20,261,466)
Balance (in Shares) at Dec. 31, 2024	5,749,998	2
Remeasurement of Class A ordinary shares subject to possible redemption value				(4,568,822)	(4,568,822)
Net income (loss)				(1,512,540)	(1,512,540)
Balance at Dec. 31, 2025	$ 575	$ 0	0	(26,343,403)	(26,342,828)
Balance (in Shares) at Dec. 31, 2025	5,749,998	2
Balance at Mar. 31, 2025	$ 575	$ 0	0	(20,824,988)	(20,824,413)
Balance (in Shares) at Mar. 31, 2025	5,749,998	2
Remeasurement of Class A ordinary shares subject to possible redemption value				(1,339,016)	(1,339,016)
Net income (loss)				(152,231)	(152,231)
Balance at Jun. 30, 2025	$ 575	$ 0	0	(22,316,235)	(22,315,660)
Balance (in Shares) at Jun. 30, 2025	5,749,998	2
Balance at Dec. 31, 2025	$ 575	$ 0	0	(26,343,403)	(26,342,828)
Balance (in Shares) at Dec. 31, 2025	5,749,998	2
Remeasurement of Class A ordinary shares subject to possible redemption value				(230,601)	(230,601)
Net income (loss)				3,094,758	3,094,758
Balance at Mar. 31, 2026	$ 575	$ 0	0	(23,479,246)	(23,478,671)
Balance (in Shares) at Mar. 31, 2026	5,749,998	2
Balance at Dec. 31, 2025	$ 575	$ 0	0	(26,343,403)	(26,342,828)
Balance (in Shares) at Dec. 31, 2025	5,749,998	2
Net income (loss)					2,395,143
Balance at Jun. 30, 2026	$ 575	$ 0	0	(24,414,416)	(24,413,841)
Balance (in Shares) at Jun. 30, 2026	5,749,998	2
Balance at Mar. 31, 2026	$ 575	$ 0	0	(23,479,246)	(23,478,671)
Balance (in Shares) at Mar. 31, 2026	5,749,998	2
Remeasurement of Class A ordinary shares subject to possible redemption value				(235,555)	(235,555)
Net income (loss)				(699,615)	(699,615)
Balance at Jun. 30, 2026	$ 575	$ 0	$ 0	$ (24,414,416)	$ (24,413,841)
Balance (in Shares) at Jun. 30, 2026	5,749,998	2